Concentration of Credit Risk - Schedule of Total Accounts Receivable (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024	[1]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Accounts receivable	¥ 11,765	[1]	¥ 74,000
Concentration Risk, Percentage	13.00%	[1]	21.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Accounts receivable	¥ 73,822	[1]	¥ 136,782
Concentration Risk, Percentage	81.00%	[1]	38.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Total Accounts Receivable [Line Items]
Accounts receivable			¥ 100,600
Concentration Risk, Percentage			28.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	16.00%		61.00%
Accounts payable	¥ 6,200		¥ 25,505
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage		[1]	13.00%
Accounts payable		[1]	¥ 5,505
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	43.00%	[1]
Accounts payable	¥ 17,097	[1]
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	11.00%			[1]
Accounts payable	¥ 4,400			[1]
Purchase Concentration Risk [Member] | Supplier E [Member] | Purchases [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	11.00%			[1]
Total purchase	¥ 1,330,902			[1]
Purchase Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	11.00%			[1]
Total purchase	¥ 1,303,199			[1]
Purchase Concentration Risk [Member] | Supplier G [Member] | Purchases [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	10.00%			[1]
Total purchase	¥ 1,177,328			[1]
Purchase Concentration Risk [Member] | Supplier H [Member] | Purchases [Member]
Schedule of Total Accounts Receivable [Line Items]
Concentration Risk, Percentage	10.00%			[1]
Total purchase	¥ 1,163,016			[1]

[1]	Represented the percentage below 10%